Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Summary of Provisions	The account breaks down as follows as of the indicated dates:

	12.31.23	12.31.22
For Termination Benefits	8,091,078	17,432,824
Others	33,007,129	46,941,899
Total	41,098,207	64,374,723